Note 16 - Earnings (Loss) Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	167,717,500	160,388,575	185,500,550
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0.0266	$ 0.027	$ 0.0274
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 0.1636	$ 0.1636	$ 0.1636
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	89,445,350	6,214,513	72,117,700